Share Capital (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Incentive Plan 2005 [Member]	Dec. 31, 2011 Stock Incentive Plan 2005 [Member]	Dec. 31, 2010 Stock Incentive Plan 2005 [Member]	Jun. 02, 2009 Stock Incentive Plan 2005 [Member]	May 26, 2005 Stock Incentive Plan 2005 [Member]	Jun. 02, 2009 Stock Incentive Plan 2005 [Member] Additional Authorized On June 2007 and 2009 [Member]	Dec. 31, 2003 Stock Incentive Plan 2003 [Member]	May 30, 2008 Key Partner Incentive Plan 2008 [Member]	Dec. 31, 2011 Stock Incentive Plan 2011 [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Restricted Stock And Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock And Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock And Restricted Stock Units [Member]	Dec. 31, 2012 Equity Value Appreciation Awards [Member]	Dec. 31, 2011 Equity Value Appreciation Awards [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2010 Performance Shares [Member]	Dec. 31, 2012 Performance Shares [Member] Restricted Stock And Restricted Stock Units [Member]	Dec. 31, 2012 Time Based Awards [Member]	Dec. 31, 2011 Time Based Awards [Member]	Dec. 31, 2010 Time Based Awards [Member]	Dec. 31, 2012 Time Based Awards [Member] Restricted Stock And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							4,500,000	2,000,000	2,500,000		600,000	2,000,000								1,413,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total				200,000						1,890,786
Additional Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period										534,960
Number Outstanding, Forfeited				100,000									0	0	0				90,000	45,000	29,946	1,423	4,944		14,720	41,454	3,345
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value																$ 22,557	$ 8,269	$ 14,976
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense													296	387	180	5,242	7,280	3,431
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																			1 year					1 year 9 months 18 days				1 year 6 months
Restricted Stock And Restricted Unit Awards Fair Value																10,322
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																6,186			4,106
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																2,067,303			1,777,547
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	133
Share Based Compensation Arrangement By Share Based Payment Award Vested Percentage On Date Of Grant										20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vested Percentage On Each Anniversary Date										20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vested Percentage On Each Of First Two Years										20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vested Options Weighted Average Remaining ContractualTerm	3 years 9 months 18 days												1 year 2 months 12 days
Share Based Compensation Arrangement By Share Based Payment Award Shares To Be Issued On Vested													2,067,303
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercised In Period Value													301	2,289	1,147
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grant Date Fair Value																				13,240
Reserved Shares Under Various Conversion Rights Warrants And Employee Share Related Plans																			1,516,832
Proceeds from Stock Options Exercised	28	1,086	60	27	1,011	60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 5	$ 900	$ 20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 9 months 18 days												1 year 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share													$ 23,361
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Beginning Balance													$ 23,361